MERGER WITH FRONTLINE 2012 (Details 4) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Business Acquisition [Line Items]
Goodwill	$ 225,273	$ 225,273
Reverse acquisition [Member]
Business Acquisition [Line Items]
Total purchase price consideration			$ 558,571
Fair value of net assets acquired and liabilities assumed			(333,298)
Reverse stock split [Member]
Business Acquisition [Line Items]
Goodwill			$ 225,273